UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2012

Check here if amendment [  ]; Amendment Number:   __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:            GREENHAVEN ASSOCIATES, INC.
                 THREE MANHATTANVILLE ROAD
                 PURCHASE, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            CHRIS A. WACHENHEIM
Title:           EXECUTIVE VICE PRESIDENT
Phone:   	 914-253-9374

Signature, Place, and Date of Signing:

/s/  CHRIS A. WACHENHEIM          PURCHASE, NY             OCTOBER 24, 2012
------------------------          ------------             ----------------
         [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List  of  other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number              Name

--------------------------        ------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending September 30, 2012

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           COL 1            	      COL 2       COL 3      COL4         COL 5             COL 6                    COL 7
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                                     TITLE OF                VALUE      PRINCIPAL                   SHARED
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                                      CLASS      CUSIP       ($000)      AMOUNT         SOLE        OTHER        SOLE         NONE
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
Agilent  Technologies, Inc. (A)       COMMON    00846U101    132,396    3,443,338      330,200   3,113,138      330,200    3,113,138
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals (APD)        COMMON    009158106    302,672    3,659,880      693,375   2,966,505      693,375    2,966,505
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American Independence Corp (AMIC)     COMMON    026760405        985      200,639            -     200,639            -      200,639
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Baker Hughes Inc. (BHI)               COMMON    057224107    284,075    6,280,674    1,215,050   5,065,624    1,215,050    5,065,624
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)               COMMON    25179M103    281,948    4,660,298      735,340   3,924,958      735,340    3,924,958
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EQT Corporation (EQT)                 COMMON    26884L109    190,281    3,225,095      681,400   2,543,695      681,400    2,543,695
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FedEx Corp (FDX)                      COMMON    31428X106    388,992    4,596,926    1,205,371   3,391,555    1,205,371    3,391,555
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc. (HD)                  COMMON    437076102    118,822    1,968,234            -   1,968,234            -    1,968,234
------------------------------------------------------------------------------------------------------------------------------------
Lennox International Inc. (LII)       COMMON    526107107     20,350      420,800            -     420,800            -      420,800
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Lowe's Companies, Inc. (LOW)          COMMON    548661107    378,525   12,517,364    2,236,600  10,280,764    2,236,600   10,280,764
------------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries Inc. (MHK)          COMMON    608190104     23,532      294,070        2,600     291,470        2,600      291,470
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Molex Inc.  (MOLX)                    COMMON    608554101     35,245    1,341,125      259,500   1,081,625      259,500    1,081,625
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Molex Inc. - CL A  (MOLXA)            COMMON    608554200      2,606      120,000       36,500      83,500       36,500       83,500
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Pall Corporation (PLL)                COMMON    696429307        317        5,000        5,000           -        5,000            -
------------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc. (PKI)               COMMON    714046109     49,384    1,675,740        7,000   1,668,740        7,000    1,668,740
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)     COMMON    726503105      3,660       41,500        1,500      40,000        1,500       40,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc. (PX)                     COMMON    74005P104     46,968      452,132        2,060     450,072        2,060      450,072
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJI)              COMMON    B06S4F0BE      9,009    1,883,798    1,435,373     448,425    1,435,373      448,425
------------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co (SWN)          COMMON    845467109     60,512    1,739,840      100,900   1,638,940      100,900    1,638,940
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines (LUV)              COMMON    844741108     32,001    3,648,920       15,000   3,633,920       15,000    3,633,920
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TE Connectivity Ltd (TEL)             COMMON    H84989104    132,965    3,909,580      738,220   3,171,360      738,220    3,171,360
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3M Company (MMM)                      COMMON    88579Y101    288,481    3,121,414      463,560   2,657,854      463,560    2,657,854
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Union Pacific Corp (UNP)              COMMON    907818108        356        3,000        3,000           -        3,000            -
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service (UPS)           COMMON    911312106    280,434    3,918,312      585,700   3,332,612      585,700    3,332,612
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Whirlpool Corp (WHR)                  COMMON    963320106    178,900    2,157,766      373,000   1,784,766      373,000    1,784,766
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                                                           3,243,417